UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    InView Investment Management, LLC
Address: 205 North Michigan Avenue, Suite 2550

         Chicago, IL  60601

13F File Number:  28-12238

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Glen Kleczka
Title:     Chief Executive Officer & Managing Director
Phone:     312-630-3470

Signature, Place, and Date of Signing:

     /s/Glen Kleczka     Chicago, IL     February 05, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     53

Form13F Information Table Value Total:     $261,200 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EQTY INVT LIFE HLD    COM              025676206     4607   619168          SOLE                   295096        0   324072
ANNALY CAP MGMT INC            COM              035710409    12290   708354          SOLE                   338240        0   370114
ARES CAP CORP                  COM              04010L103     5292   425075          SOLE                   202580        0   222495
ASBURY AUTOMOTIVE GROUP INC    COM              043436104     3480   301857          SOLE                   144710        0   157147
AVISTA CORP                    COM              05379B107     6517   301864          SOLE                   143870        0   157994
AVNET INC                      COM              053807103     4280   141920          SOLE                    68150        0    73770
BE AEROSPACE INC               COM              073302101     5351   227681          SOLE                   111735        0   115946
BIO RAD LABS INC               CL A             090572207     5783    59950          SOLE                    28530        0    31420
BRINKER INTL INC               COM              109641100     3216   215546          SOLE                   103692        0   111854
BRONCO DRILLING CO INC         COM              112211107     2215   436977          SOLE                   209907        0   227070
BROOKS AUTOMATION INC          COM              114340102     3552   414041          SOLE                   198480        0   215561
CEDAR SHOPPING CTRS INC        COM NEW          150602209     2157   317276          SOLE                   153490        0   163786
CHRISTOPHER & BANKS CORP       COM              171046105     4507   591428          SOLE                   283494        0   307934
CMS ENERGY CORP                COM              125896100     5520   352500          SOLE                   168180        0   184320
COLUMBUS MCKINNON CORP N Y     COM              199333105     1648   120540          SOLE                    57780        0    62760
CROWN HOLDINGS INC             COM              228368106    12427   485793          SOLE                   232000        0   253793
CSG SYS INTL INC               COM              126349109     6148   322070          SOLE                   153480        0   168590
DEAN FOODS CO NEW              COM              242370104     4731   262230          SOLE                   125250        0   136980
DIANA SHIPPING INC             COM              Y2066G104     5501   379870          SOLE                   181420        0   198450
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106     4398   118137          SOLE                    56100        0    62037
ENPRO INDS INC                 COM              29355X107     6109   231300          SOLE                   110280        0   121020
FLEXTRONICS INTL LTD           ORD              Y2573F102     8630  1180577          SOLE                   562596        0   617981
FOREST OIL CORP                COM PAR $0.01    346091705     4346   195325          SOLE                    93700        0   101625
FRESH DEL MONTE PRODUCE INC    ORD              G36738105     3613   163485          SOLE                    78596        0    84889
GIBRALTAR INDS INC             COM              374689107     1511    96050          SOLE                    46240        0    49810
HAIN CELESTIAL GROUP INC       COM              405217100     3739   219800          SOLE                   105390        0   114410
KELLY SVCS INC                 CL A             488152208     3615   303005          SOLE                   145240        0   157765
LIFEPOINT HOSPITALS INC        COM              53219L109     4047   124400          SOLE                    59610        0    64790
LITTELFUSE INC                 COM              537008104     7234   225021          SOLE                   107230        0   117791
MAIDENFORM BRANDS INC          COM              560305104     4679   280360          SOLE                   134420        0   145940
MARINER ENERGY INC             COM              56845T305     1362   117289          SOLE                    55720        0    61569
MEADOWBROOK INS GROUP INC      COM              58319P108     6510   879788          SOLE                   419330        0   460458
MEADWESTVACO CORP              COM              583334107     4875   170290          SOLE                    81338        0    88952
MEREDITH CORP                  COM              589433101     2886    93547          SOLE                    44853        0    48694
MFA FINANCIAL INC              COM              55272X102     9499  1292322          SOLE                   617880        0   674442
NATIONAL PENN BANCSHARES INC   COM              637138108     2356   406858          SOLE                   195430        0   211428
NEWELL RUBBERMAID INC          COM              651229106     5613   373924          SOLE                   178348        0   195576
OMNICARE INC                   COM              681904108     5003   206920          SOLE                    98840        0   108080
OWENS ILL INC                  COM NEW          690768403     9700   295102          SOLE                   141080        0   154022
PARAGON SHIPPING INC           CL A             69913R309     2626   577210          SOLE                   277460        0   299750
PATTERSON UTI ENERGY INC       COM              703481101     2258   147070          SOLE                    70510        0    76560
PHARMACEUTICAL PROD DEV INC    COM              717124101     4549   194060          SOLE                    92950        0   101110
PORTLAND GEN ELEC CO           COM NEW          736508847     4637   227210          SOLE                   108220        0   118990
SAKS INC                       COM              79377W108     1078   164366          SOLE                    79126        0    85240
SCHOLASTIC CORP                COM              807066105     2867    96110          SOLE                    46080        0    50030
SEAGATE TECHNOLOGY             SHS              G7945J104    10928   600758          SOLE                   286324        0   314434
SHAW GROUP INC                 COM              820280105     5533   192460          SOLE                    91720        0   100740
SKECHERS U S A INC             CL A             830566105     8493   288764          SOLE                   137690        0   151074
SMUCKER J M CO                 COM NEW          832696405     4333    70170          SOLE                    33520        0    36650
SPARTECH CORP                  COM NEW          847220209      937    91366          SOLE                    44150        0    47216
STAGE STORES INC               COM NEW          85254C305     3332   269582          SOLE                   129690        0   139892
SYNOVUS FINL CORP              COM              87161C105     2191  1068860          SOLE                   514330        0   554530
TECH DATA CORP                 COM              878237106     8491   181966          SOLE                    86790        0    95176